Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Subsidiaries of Company and Consolidated Variable Interest Entities

The accompanying consolidated financial statements include the financial statements of the Company, its principal subsidiaries and consolidated VIE and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

Name	Relationship	Effective interest held through equity ownership/ contractual arrangements (Note (i))	Date of incorporation/ establishment	Place of incorporation/ establishment	Principal activities

Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Investment holding
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Online advertising, SaaS products and services
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Online advertising
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Online advertising
iClick Data Technology (Beijing) Limited (“Beijing WFOE”)	Subsidiary	100%	January 2011	The PRC	Online advertising, SaaS products and services
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Online advertising
Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Online advertising
Addoil Broadcasts Limited (“Addoil”)	Subsidiary	100%	January 2013	Hong Kong	Developing and operating mobile application
CMRS Digital Solutions Limited	Subsidiary	100%	April 2008	Hong Kong	Online advertising, SaaS products and services
Beyond Digital Solutions Limited	Subsidiary	100%	April 2010	Hong Kong	Online advertising, SaaS products and services
CruiSo Digital Solutions Limited	Subsidiary	100%	May 2011	Hong Kong	Online advertising, SaaS products and services
Tetris Information Technology (Shanghai) Co., Ltd.	Subsidiary	100%	April 2008	The PRC	Online advertising, SaaS products and services
OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Online advertising, SaaS products and services

The accompanying consolidated financial statements include the financial statements of the Company, its principal subsidiaries and consolidated VIE and the VIE’s subsidiaries (defined in Note 1(b)) as follows: (Continued)

Name	Relationship	Effective interest held through equity ownership/ contractual arrangements (Note (i))	Date of incorporation/ establishment	Place of incorporation/ establishment	Principal activities

Anhui Zhiyunzhong Information Technology Co., Ltd. (“OptAim Anhui”)	Subsidiary	100%	November 2017	The PRC	Online advertising, SaaS products and services
Tetris (Shanghai) Data Technology Co., Ltd.	Subsidiary	100%	October 2020	The PRC	Online advertising, SaaS products and services
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Online advertising
Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	VIE’s subsidiary	100%	September 2014	The PRC	Online advertising
Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Notes (ii), (iii))	VIE’s subsidiary	36.8%	May 2017	The PRC	Mobile content aggregator and online advertising
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Notes (ii), (iii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator and online advertising
Changyi (Shanghai) Information Technology Ltd. (“Changyi”) (Note (iv))	Subsidiary	59.84%	January 2014	The PRC	SaaS products and services
Xi'an Changzhan Information Technology Ltd. (“Xian Changyi”)	Subsidiary	59.84%	August 2019	The PRC	SaaS products and services
Optimal Power Limited (“Optimal”) (Note (v))	Subsidiary	100%	September 2019	BVI	Investment holding
Full Lucky International Limited (“Full Lucky”)	Subsidiary	100%	January 2019	Hong Kong	Online advertising, SaaS products and services

1	Organization and principal activities (Continued)

(a)	Organization and nature of operation (Continued)

Note:

(i)

Save for the impacts from the transactions detailed in Notes (iii), (iv) and (v) below, there was no change in the Company’s effective interest held through equity ownership/ contractual arrangements over the principal subsidiaries and consolidated VIE and the VIE’s subsidiaries during the years ended December 31, 2019, 2020 and 2021.

(ii)

Although the Company owns less than 50% ownership in these entities, these entities are consolidated as the Company obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.

(iii)

The Company acquired 40% equity interest of Anhui Myhayo and Shanghai Myhayo in November 2018. In August 2019 and August 2020, there were contribution from non-controlling interests of US$2,905 to Anhui Myhayo and US$73 to Shanghai Myhayo, respectively, whereby the Company's (i) equity interest in Anhui Myhayo was diluted to 36.8% in August 2019 and (ii) equity interest in Shanghai Myhayo was diluted to 36.8% in August 2020. These transactions did not result in a loss of the Company’s control over Anhui Myhayo and Shanghai Myhayo and were accounted for as transactions with non-controlling interests, resulting in an increase in equity by US$2,905 and US$73     for the years ended December 31, 2019 and 2020, respectively.

(iv)

The Company acquired 34.38% equity interest of Changyi, which held 100% equity interest of Suzhou Changyi, Xian Changyi, Shanghai Changyu and Anhui Changyi, in January 2019 (Note 4(a)). During the years ended December 31, 2019 and 2020, the Company has further completed the following transactions in relation to Changyi.

-	In May 2019, the Company injected a total cash of RMB15 million (equivalent to US$2,217) to Changyi as paid-up capital, upon which the Company's equity interest in Changyi increased to 41.46%.
-

In September 2020, the Company further injected a total cash of RMB65 million (equivalent to US$9,477) to Changyi as paid-up capital, resulting in a transfer of non-controlling interests of US$1,716 to additional paid-in capital for the year ended December 31, 2020. The Company’s equity interest in Changyi increased further to 52.62%.

-

In December 2020, the Company acquired 7.22% equity interest of Changyi from non-controlling interests using 313,011 Class A ordinary shares of the Company with a fair market value of US$4,176, resulting in a transfer of non-controlling interests of US$1,658 to additional paid-in capital for the year ended December 31, 2020. The Company’s equity interests in Changyi increased further to 59.84%.

These transactions did not change the Company’s control over Changyi and were accounted for as transactions with non-controlling interests.

(v)

The Company acquired 80% equity interest of Optimal in May 2020 (Note 4(c)). In December 2020, the Company acquired the remaining 20% equity interest of Optimal from the non-controlling interest shareholder at a cash consideration of US$7,003, whereby the Company’s equity interests in Optimal increased to 100%. This was accounted for as a transaction with non-controlling interests with an increase in additional paid-in capital of US$1,137 and a reduction in non-controlling interests of US$8,140 for the year ended December 31, 2020.